Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Common Stock, Shares Authorized	1,500	1,500
THE DAYTON POWER AND LIGHT COMPANY [Member]
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized		50,000,000